DODIE KENT
                                                      Vice President and Counsel
                                                                  (212) 314-3970
                                                                   Fax: 707-1791
[AXA EQUITABLE -- MEMBER OF THE GLOBAL AXA GROUP LOGO]

                                                         September 1, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: Separate Account I of AXA Equitable Life Insurance Company (the "Account")
                  (Registration Nos. 333-17633 and 811-02581)

Commissioners:

     AXA Equitable, on behalf of Registrant, has sent to contract owners the annual reports, for the period ended June 30, 2005, for the following underlying mutual funds ("Funds") in which Registrant invests:

  o  AXA Premier VIP Trust
     Underlying funds: AXA Moderate Allocation; AXA Premier VIP Aggressive Equity; AXA Premier VIP High Yield

  o  EQ Advisors Trust
     Underlying funds: EQ/Alliance Common Stock; EQ/Alliance Intermediate Government Securities; EQ/Money Market

     AXA Equitable understands that the Funds have filed or will file their annual reports with the Commission under separate cover.

     Please direct any question or comment regarding the enclosed to the undersigned at (212) 314-3970.




                                                     Very truly yours,

                                                     /s/ Dodie Kent
                                                     ------------------
                                                     Dodie Kent


                      AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104